Property, Plant and Equipment - Detailed Information About Property,Plant and Equipment (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 27,615
Ending balance	27,517	$ 27,615
Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	25,638
Ending balance	25,462	25,638
Property, plant and equipment owned [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	47,969	48,297
Effect of movements in foreign exchange	156	(3,086)
Acquisitions	1,564	4,342
Acquisitions through business combinations	21	2
Disposals	(1,305)	(1,474)
Disposals through the sale of subsidiaries		(1,128)
Transfer (to)/from other asset categories and other movements1	(35)	1,014
Ending balance	48,370	47,969
Property, plant and equipment owned [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(22,331)	(21,414)
Effect of movements in foreign exchange	(46)	1,392
Depreciation	(1,709)	(3,530)
Disposals	1,158	1,249
Disposals through the sale of subsidiaries		818
Impairment losses	(33)	(91)
Transfer (to)/from other asset categories and other movements1	53	(755)
Ending balance	(22,908)	(22,331)
Land and buildings [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,704
Ending balance	8,680	8,704
Land and buildings [member] | Property, plant and equipment owned [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	12,155
Effect of movements in foreign exchange	47
Acquisitions	57
Disposals	(86)
Transfer (to)/from other asset categories and other movements1	97
Ending balance	12,270	12,155
Land and buildings [member] | Property, plant and equipment owned [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(3,450)
Effect of movements in foreign exchange	(6)
Depreciation	(207)
Disposals	39
Transfer (to)/from other asset categories and other movements1	35
Ending balance	(3,589)	(3,450)
Plant and Equipment Fixtures and Fittings [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	14,659
Ending balance	14,781	14,659
Plant and Equipment Fixtures and Fittings [member] | Property, plant and equipment owned [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	33,540
Effect of movements in foreign exchange	95
Acquisitions	623
Acquisitions through business combinations	19
Disposals	(1,218)
Transfer (to)/from other asset categories and other movements1	1,041
Ending balance	34,100	33,540
Plant and Equipment Fixtures and Fittings [member] | Property, plant and equipment owned [member] | Amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(18,881)
Effect of movements in foreign exchange	(40)
Depreciation	(1,502)
Disposals	1,119
Impairment losses	(33)
Transfer (to)/from other asset categories and other movements1	18
Ending balance	(19,319)	(18,881)
Construction in Progress [member] | Property, plant and equipment owned [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,274
Ending balance	2,000	2,274
Construction in Progress [member] | Property, plant and equipment owned [member] | Acquisition cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,274
Effect of movements in foreign exchange	14
Acquisitions	884
Acquisitions through business combinations	2
Disposals	(1)
Transfer (to)/from other asset categories and other movements1	(1,173)
Ending balance	$ 2,000	$ 2,274